Financial performance	12 Months Ended
Jun. 30, 2022
Financial performance [Abstract]
Financial performance
Section 2.	Financial performance

2.1.	Operating segments

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Group’s other components. An operating segment’s operating results are reviewed regularly by the Chief Operating Decision Maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available. The Managing Director is considered to be the CODM and is empowered by the Board to allocate resources and assess the performance of the Group.

Segment results that are reported to the CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

Description of segments

The Company operates predominantly as a mineral exploration and development company.  The operating segments are based on the reports reviewed by the Managing Director for assessing performance and determining the allocation of resources and strategic decision making within the Group.

North America	Represents activity in the US, primarily in relation to Rhyolite Ridge and the Reno office.
Australia	Represents head office expenditure, including ASX listing costs, exchange gains and losses and corporate assets (predominantly cash).

Segment information provided to the CODM:

Segment information	North America			Australia			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000

Exploration expenditure - non core	(24)	(48)	(81)	-	-	-	(24)	(48)	(81)
Other income / (expenses)	(3,997)	-	138	(5,880)	-	-	(9,877)	-	138
Reportable segment profit / (loss)	(4,021)	(48)	57	(5,880)	-	-	(9,901)	(48)	57
Employee benefits and other expenses	(1,832)	(3,366)	(2,841)	(4,826)	(5,541)	(5,472)	(6,658)	(8,907)	(8,313)
Net financing income / (expense)	4	(2,880)	1	3,972	1,509	2,809	3,976	(1,371)	2,810
Net loss before income tax	(5,849)	(6,294)	(2,783)	(6,734)	(4,032)	(2,663)	(12,583)	(10,326)	(5,446)

Segment assets
Exploration assets	171,819	114,375	94,824	-	-	-	171,819	114,375	94,824
Other assets	8,931	18,019	9,764	128,488	65,996	29,230	137,419	84,015	38,994
Total assets	180,750	132,394	104,588	128,488	65,996	29,230	309,238	198,390	133,818
Segment liabilities
Payables	11,813	5,857	2,095	1,182	1,024	1,002	12,995	6,881	3,097
Provisions	480	215	189	241	160	82	721	375	271
Total current liabilities	12,293	6,072	2,284	1,423	1,184	1,084	13,716	7,256	3,368
Payables	126	-	404	-	79	-	126	79	404
Total non-current liabilities	126	-	404	-	79	-	126	79	404
Total liabilities	12,419	6,072	2,688	1,423	1,263	1,084	13,842	7,335	3,772
Net assets	168,331	126,322	101,900	127,065	64,733	28,146	295,396	191,055	130,046

Major customers

The Company has no major customers and nil revenues (2021 and 2020: nil).

06/30/2022	06/30/2021	06/30/2020
$’000	$’000	$’000

2.2.	Other income

Write back of reclamation bonds	-	-	138
Total other income	-	-	138

In the prior year, the Group recognised, outstanding reclamation bonds previously written off as exploration expenditure.

2.3.	Impairment write-off

Exploration expenditure written off	(24)	(48)	(81)
Total impairment	(24)	(48)	(81)

2.4.	Other expenses

General and administrative expenses	4,133	1,805	1,874
Consulting and professional costs	5,504	967	1,224
Depreciation and amortisation	240	236	152
Total other expenses	9,877	3,008	3,250

2.5.	Net finance costs

Interest income from external providers	85	39	721
Other revenue	68	58	-
Net foreign exchange gain	3,847	-	2,117
Finance income	4,000	97	2,838

Bank charges	(17)	(20)	(20)
Net foreign exchange loss	-	(1,436)	-
Lease interest	(7)	(12)	(8)
Finance costs	(24)	(1,468)	(28)
Net finance income / (costs)	3,976	(1,371)	2,810

Interest income is recorded at the effective interest rate applicable to the financial instrument. Interest is recognised as it accrues (using the effective interest method, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial instrument) to the net carrying amount of the financial asset.

2.6.	Earnings per share

	06/30/2022	06/30/2021	06/30/2020
	$’000	$’000	$’000

Earnings used in calculating earnings per share
Basic and diluted loss	(12,583)	(10,326)	(5,446)

Weighted average number of ordinary shares used as the denominator	Number	Number	Number

Issued ordinary shares - opening balance	1,896,676,204	1,680,202,466	1,474,983,509
Effect of shares issued	117,750,170	69,056,018	122,026,219

Weighted average number of ordinary shares	2,014,426,374	1,749,258,484	1,597,009,728

Weighted average number of ordinary shares (diluted)
Weighted average number of ordinary shares at 30 June for basic EPS	2,014,426,374	1,749,258,484	1,597,009,728
Effect of dilution from options and rights on issue	-	-	-
Weighted average number of ordinary shares adjusted for effect of dilution	2,014,426,374	1,749,258,484	1,597,009,728

	Cents	Cents	Cents
Basic loss per share attributable to the ordinary equity holders of the company	(0.62)	(0.59)	(0.34)
Diluted loss per share attributable to the ordinary equity holders of the company	(0.62)	(0.59)	(0.34)

Basic EPS is calculated by dividing the profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. The effect of dilution from options and rights on issue in the financial year would be 35,597,029 (2021: 76,171,508 and 2020: 53,324,084). The impact the potential ordinary shares is treated as dilutive only when their conversion to ordinary shares would decrease EPS.